Stock-Based Compensation - Schedule of Information about Share Options Outstanding (Details) $ / shares in Units, shares in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Range of Exercise Prices [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Number outstanding (in Shares) | shares	8,288,280
Outstanding, Weighted average remaining contractual term	3 years 3 months 21 days
Outstanding, Weighted average exercise price	$ 820
Outstanding, Aggregate intrinsic value (in Dollars) | $	$ 4,982
Exercisable, Number Exercisable (in Shares) | shares	8,281,591
Exercisable, Weighted average remaining contractual term	3 years 3 months 18 days
Exercisable, Weighted Average exercise price	$ 820
Exercisable, Aggregate intrinsic value (in Dollars) | $	$ 4,979,000
Range of Exercise Prices Two [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 1.87
Outstanding, Number outstanding (in Shares) | shares	3,313
Outstanding, Weighted average remaining contractual term	5 years 10 days
Outstanding, Weighted average exercise price	$ 1,870
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	3,313
Exercisable, Weighted average remaining contractual term	5 years 10 days
Exercisable, Weighted Average exercise price	$ 1,870
Range of Exercise Prices Three [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Number outstanding (in Shares) | shares	2,405,710
Outstanding, Weighted average remaining contractual term	6 years 11 months 4 days
Outstanding, Weighted average exercise price	$ 2,000
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	23,212
Exercisable, Weighted average remaining contractual term	5 years 9 months
Exercisable, Weighted Average exercise price	$ 2,130
Range of Exercise Prices Four [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 2.27
Outstanding, Number outstanding (in Shares) | shares	1,224,460
Outstanding, Weighted average remaining contractual term	6 years 5 months 26 days
Outstanding, Weighted average exercise price	$ 2,270
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	3,913
Exercisable, Weighted average remaining contractual term	6 years 8 months 4 days
Exercisable, Weighted Average exercise price	$ 2,270
Range of Exercise Prices Five [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Number outstanding (in Shares) | shares	839,011
Outstanding, Weighted average remaining contractual term	5 years 7 months 2 days
Outstanding, Weighted average exercise price	$ 2,400
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	531,933
Exercisable, Weighted average remaining contractual term	5 years 5 months 8 days
Exercisable, Weighted Average exercise price	$ 2,400
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Six [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 3.25
Outstanding, Number outstanding (in Shares) | shares	1,350,000
Outstanding, Weighted average remaining contractual term	6 years 11 months 15 days
Outstanding, Weighted average exercise price	$ 3,250
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Seven [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 4.25
Outstanding, Number outstanding (in Shares) | shares	1,350,000
Outstanding, Weighted average remaining contractual term	6 years 11 months 15 days
Outstanding, Weighted average exercise price	$ 4,250
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Eight [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 4.99
Outstanding, Number outstanding (in Shares) | shares	182,395
Outstanding, Weighted average remaining contractual term	4 years 14 days
Outstanding, Weighted average exercise price	$ 4,990
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	147,630
Exercisable, Weighted average remaining contractual term	4 years 14 days
Exercisable, Weighted Average exercise price	$ 4,990
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Nine [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 5.36
Outstanding, Number outstanding (in Shares) | shares	140,000
Outstanding, Weighted average remaining contractual term	350 years
Outstanding, Weighted average exercise price	$ 5,360
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	122,500
Exercisable, Weighted average remaining contractual term	3 years 6 months
Exercisable, Weighted Average exercise price	$ 5,360
Range of Exercise Prices Ten [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 7.58
Outstanding, Number outstanding (in Shares) | shares	71,150
Outstanding, Weighted average remaining contractual term	3 years 14 days
Outstanding, Weighted average exercise price	$ 7,580
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	71,150
Exercisable, Weighted average remaining contractual term	3 years 14 days
Exercisable, Weighted Average exercise price	$ 7,580
Range of Exercise Prices Eleven [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 9.07
Outstanding, Number outstanding (in Shares) | shares	3,537
Outstanding, Weighted average remaining contractual term	2 years 11 months 15 days
Outstanding, Weighted average exercise price	$ 9,070.00
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	3,537
Exercisable, Weighted average remaining contractual term	2 years 11 months 15 days
Exercisable, Weighted Average exercise price	$ 9,070.00
Minimum [Member] | Range of Exercise Prices [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	0.15
Minimum [Member] | Range of Exercise Prices Three [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	2
Minimum [Member] | Range of Exercise Prices Five [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	2.39
Maximum [Member] | Range of Exercise Prices [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	0.86
Maximum [Member] | Range of Exercise Prices Three [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	2.13
Maximum [Member] | Range of Exercise Prices Five [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 2.41